Quarterly Holdings Report
for
Fidelity Advisor® Focused Emerging Markets Fund
July 31, 2026
FAEM-NPRT3-0926
1.804858.122
Common Stocks - 98.6%
	Shares	Value ($)
ARGENTINA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
YPF SA Class D ADR (c)(d)(f)	2,138,805	112,372,815
AUSTRALIA - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Anglogold Ashanti Plc	2,395,300	189,995,196
BRAZIL - 2.2%
Financials - 1.3%
Banks - 1.3%
Itau Unibanco Holding SA	19,444,131	164,516,493
Materials - 0.9%
Metals & Mining - 0.9%
Vale SA ADR	8,505,820	128,097,649
TOTAL BRAZIL		292,614,142
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	2,716,718	133,826,242
CHINA - 26.2%
Communication Services - 4.8%
Interactive Media & Services - 4.8%
Tencent Holdings Ltd	10,321,440	630,670,802
Consumer Discretionary - 3.6%
Automobiles - 1.6%
BYD Co Ltd H Shares	17,593,300	210,325,084
Hotels, Restaurants & Leisure - 0.2%
Shangri-La Asia Ltd	57,238,055	30,215,947
Household Durables - 1.8%
Haier Smart Home Co Ltd A Shares (China)	66,497,216	228,152,694
TOTAL CONSUMER DISCRETIONARY		468,693,725
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
China Petroleum & Chemical Corp H Shares (c)	211,336,000	119,379,078
Financials - 4.6%
Banks - 1.5%
China Construction Bank Corp H Shares	165,673,407	194,405,470
Insurance - 3.1%
China Life Insurance Co Ltd H Shares	83,537,518	311,039,418
PICC Property & Casualty Co Ltd H Shares	46,100,114	96,404,400
		407,443,818
TOTAL FINANCIALS		601,849,288
Health Care - 2.4%
Life Sciences Tools & Services - 1.3%
Wuxi Apptec Co Ltd H Shares (a)(b)(c)	8,291,608	169,904,800
Pharmaceuticals - 1.1%
Hansoh Pharmaceutical Group Co Ltd (a)(b)	35,733,330	146,625,849
TOTAL HEALTH CARE		316,530,649
Industrials - 4.9%
Electrical Equipment - 2.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	4,708,300	275,869,399
Machinery - 2.8%
Sany Heavy Industry Co Ltd A Shares (China)	52,397,100	159,481,178
Shenzhen Inovance Technology Co Ltd A Shares (China)	21,574,474	204,723,854
		364,205,032
TOTAL INDUSTRIALS		640,074,431
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 2.3%
Luxshare Precision Industry Co Ltd A Shares (China)	35,233,700	300,088,288
Materials - 2.7%
Metals & Mining - 2.7%
Aluminum Corp of China Ltd A Shares (China)	89,775,900	127,611,620
Zijin Mining Group Co Ltd A Shares (China)	46,404,888	226,919,065
TOTAL MATERIALS		354,530,685
TOTAL CHINA		3,431,816,946
GREECE - 3.5%
Financials - 3.5%
Banks - 3.5%
Eurobank SA	42,995,882	220,634,121
National Bank of Greece SA	12,930,406	240,062,233

TOTAL GREECE		460,696,354
HUNGARY - 3.2%
Financials - 1.8%
Banks - 1.8%
OTP Bank Nyrt	1,555,750	230,219,745
Health Care - 1.4%
Pharmaceuticals - 1.4%
Richter Gedeon Nyrt	5,107,011	190,467,179
TOTAL HUNGARY		420,686,924
INDIA - 6.5%
Financials - 2.8%
Banks - 2.8%
ICICI Bank Ltd	10,826,000	162,748,304
State Bank of India	18,468,500	198,818,019
TOTAL FINANCIALS		361,566,323
Industrials - 1.6%
Construction & Engineering - 1.6%
Larsen & Toubro Ltd	5,057,945	208,674,187
Information Technology - 0.9%
IT Services - 0.9%
Infosys Ltd ADR (c)	9,600,270	115,491,248
Materials - 1.2%
Construction Materials - 1.2%
JK Cement Ltd	2,851,840	162,657,591
TOTAL INDIA		848,389,349
INDONESIA - 1.7%
Financials - 1.7%
Banks - 1.7%
Bank Central Asia Tbk PT	641,453,900	224,813,568
JAPAN - 1.6%
Industrials - 1.6%
Machinery - 1.6%
Komatsu Ltd	4,935,824	214,166,691
KOREA (SOUTH) - 12.4%
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Hyundai Mobis Co Ltd	260,290	83,172,144
Industrials - 1.2%
Aerospace & Defense - 1.2%
Korea Aerospace Industries Ltd	1,720,280	151,331,601
Information Technology - 10.6%
Semiconductors & Semiconductor Equipment - 1.7%
SK Hynix Inc	198,740	222,999,727
Technology Hardware, Storage & Peripherals - 8.9%
Samsung Electronics Co Ltd	6,798,311	1,169,120,968
TOTAL INFORMATION TECHNOLOGY		1,392,120,695
TOTAL KOREA (SOUTH)		1,626,624,440
MALAYSIA - 0.9%
Financials - 0.9%
Banks - 0.9%
CIMB Group Holdings Bhd	64,116,100	123,820,267
MEXICO - 4.9%
Communication Services - 1.9%
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV ADR	9,646,800	244,546,380
Consumer Staples - 2.3%
Beverages - 1.2%
Fomento Economico Mexicano SAB de CV ADR	1,263,045	161,657,130
Consumer Staples Distribution & Retail - 1.1%
Wal-Mart de Mexico SAB de CV Series V	50,218,730	145,702,311
TOTAL CONSUMER STAPLES		307,359,441
Financials - 0.7%
Banks - 0.7%
Grupo Financiero Banorte SAB de CV	7,536,948	87,286,644
TOTAL MEXICO		639,192,465
PERU - 2.4%
Financials - 2.4%
Banks - 2.4%
Credicorp Ltd	792,778	317,571,011
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (d)(e)	782,000	7
SAUDI ARABIA - 2.9%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Saudi Arabian Oil Co (a)(b)	37,066,300	261,354,180
Financials - 0.9%
Banks - 0.9%
Al Rajhi Bank	7,507,600	125,043,371
TOTAL SAUDI ARABIA		386,397,551
SOUTH AFRICA - 3.9%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
MTN Group Ltd	14,390,209	178,396,385
Financials - 1.6%
Financial Services - 1.6%
FirstRand Ltd	36,229,723	216,674,472
Materials - 0.9%
Metals & Mining - 0.9%
Impala Platinum Holdings Ltd	10,834,654	118,164,818
TOTAL SOUTH AFRICA		513,235,675
TAIWAN - 19.8%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	1,511,168	16,171,405
Industrials - 0.9%
Machinery - 0.9%
Hiwin Technologies Corp	12,315,660	114,669,867
Information Technology - 18.8%
Electronic Equipment, Instruments & Components - 2.1%
Delta Electronics Inc	3,595,000	176,947,552
Yageo Corp	6,730,920	101,356,170
		278,303,722
Semiconductors & Semiconductor Equipment - 16.7%
ASE Technology Holding Co Ltd	12,108,000	206,713,001
eMemory Technology Inc	1,102,945	82,905,566
MediaTek Inc	4,969,000	529,582,067
Taiwan Semiconductor Manufacturing Co Ltd	18,399,554	1,361,560,027
		2,180,760,661
TOTAL INFORMATION TECHNOLOGY		2,459,064,383
TOTAL TAIWAN		2,589,905,655
TURKEY - 1.4%
Industrials - 1.4%
Electrical Equipment - 1.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	29,773,969	185,152,342
UNITED ARAB EMIRATES - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Adnoc Gas PLC	149,096,900	133,955,832
UNITED STATES - 0.8%
Energy - 0.8%
Energy Equipment & Services - 0.8%
Tenaris SA ADR	1,916,600	109,878,678
TOTAL COMMON STOCKS (Cost $9,013,051,806)		12,955,112,150

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	166,095,653	166,128,872
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	194,263,735	194,283,161
TOTAL MONEY MARKET FUNDS (Cost $360,411,098)			360,412,033

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $9,373,462,904)	13,315,524,183
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(177,046,745)
NET ASSETS - 100.0%	13,138,477,438

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $577,884,829 or 4.4% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $577,884,829 or 4.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)	Level 3 security.
(f)	Affiliated company.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,299,355.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	283,468,508	3,378,887,550	3,496,206,107	5,371,460	(22,014)	935	166,128,872	166,095,653
Fidelity Securities Lending Cash Central Fund	54,734,200	1,181,844,171	1,042,291,636	379,500	(3,574)	-	194,283,161	194,263,735
	338,202,708	4,560,731,721	4,538,497,743	5,750,960	(25,588)	935	360,412,033

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
YPF SA Class D ADR	-	101,722,626	-	-	-	10,650,189	112,372,815	2,138,805
Total	-	101,722,626	-	-	-	10,650,189	112,372,815

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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